Schedule of Company and Subsidiaries (Details)	6 Months Ended
Jun. 30, 2025
Fitness Champs Holdings Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Incorporation date	Feb. 15, 2024
Place of Incorporation	Cayman Islands
Fiscal year	December 31
Principal activities	Investment holding
Northen Star Limited [Member]
Schedule of Equity Method Investments [Line Items]
Incorporation date	Dec. 12, 2023
Place of Incorporation	British Virgin Islands
Fiscal year	December 31
Principal activities	Investment holding
Percentage of effective ownership	100.00%
Fitness Champs Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Incorporation date	Dec. 05, 2012
Place of Incorporation	Singapore
Fiscal year	December 31
Principal activities	Principally engaged in the providing sport of swimming in public schools in Singapore
Percentage of effective ownership	100.00%
Fitness Champs Aquatics Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Incorporation date	Jul. 15, 2015
Place of Incorporation	Singapore
Fiscal year	December 31
Principal activities	Principally engaged in the providing sport of swimming for private sector students
Percentage of effective ownership	100.00%